May 14, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account A File Number 33-76318

Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.


Sincerely,







Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP


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                            VARIABLE UNIVERSAL LIFE 2
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                          Supplement dated May 14, 2004
                         to Prospectus Dated May 1, 2004


This supplement for the Variable Universal Life 2 alters the prospectus in the following manner:


On page one of the prospectus delete the toll-free phone number in the heading (800-872-1642) and replace it with (800) 272-1642.